Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

14. Share-based compensation

The total share-based compensation expense recognized as continuing operating costs in the statement of comprehensive profit or loss for equity incentive units granted to Board Members, Executive Managers, employees and consultants has been recorded under the following headings:

	2025	2024	2023
Research and development	970	2,089	30,190
General and administration	69,850	173,194	250,010
Total share-based compensation for continuing operations	70,820	175,283	280,200

The total share-based compensation expense recognized as discontinued operating costs in the statement of comprehensive profit or loss under “net profit or loss from discontinued operations” for equity incentive units granted to Board Members, Executive Managers, employees and consultants has been recorded under the following headings:

	2025	2024	2023
Research and development	—	113,709	540,470
General and administration	—	213,972	973,797
Total share-based compensation for discontinued operations	—	327,681	1,514,267

During the twelve-month period ended December 31, 2024, the total share-based compensation expense for equity units recognized as discontinued operating costs amounted to CHF 1.5 million of which CHF 1.2 million related to the accelerated vesting of equity incentive units of employees and Executive managers transferred to Neurosterix Pharma Sàrl and included in the net gain of the sale of activities (note 22).

Employee share option plans (ESOP)

The Company established an employee share option plan to provide incentives to directors, executives, employees and consultants of the Group.

The Group has not granted any share options in 2025. During the year 2024, the Group granted 6,439,124 share options at an exercise price of CHF 0.05 with vesting over 4 years and a 10-year exercise period. Of these share options, 5,413,934 were granted to employees and Executive Managers transferred to Neurosterix Group on April 2, 2024 and the costs of the remaining vesting period were recognized as accelerated vesting under discontinued operations.

During the year 2023, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2023.

			Number of share	Number of
			options granted	share	Number of
			for continuing	options repriced	options exercised
	Strike price at	Expiry date at	and discontinued	to CHF 0.043 on	under
	grant date	grant date	operations	November 27 2023	the DSPPP
January 1, 2023	0.101	Dec. 31, 2032	436,677	—	—
May 12, 2023	0.13	May 11, 2033	12,736,209	12,736,209	12,527,235
July 1, 2023	0.106	June 30, 2033	147,695	—	—
Total 2023			13,320,581	12,736,209	12,527,235

In 2023, 13,320,581 share options were granted of which 12,736,209 were repriced at a strike price of CHF 0.043 on November 27, 2023 and 12,527,235 have been exercised the same day under the DSPPP. Of these share options, 12,521,055 were granted to employees transferred to Neurosterix Group on April 2, 2024 and the costs of the remaining vesting period were recognized as accelerated vesting under discontinued operations.

Movements in the number of options outstanding are as follows:

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2025	(CHF)	2024	(CHF)	2023
At January 1	0.10	8,006,791	0.32	1,570,346	0.55	777,000
Exercised under the DSPPP	—	—	—	—	0.043	(12,527,235)
Granted	—	—	0.05	6,439,124	0.13	13,320,581
Forfeited	1.20	(50,027)	0.05	(2,679)	—	—
At December 31	0.09	7,956,764	0.10	8,006,791	0.32	1,570,346

At December 31, 2025, of the outstanding 7,956,764 share options (2024: 8,006,791 and 2023: 1,570,346), 3,324,722 were exercisable with an average strike price of CHF 0.06 (2024: 733,582 share options were exercisable with an average strike price of CHF 0.09 and 2023: 686,605 were exercisable with an average strike price of CHF 0.51).

The outstanding share options as at December 31, 2025 and 2024 have the following expiry dates:

At December 31, 2025	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2027	—	18,885	11,385	45,011	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	30,000	—	83,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
2034	6,416,105	—	—	—	6,416,105
Total	7,209,451	311,343	146,425	289,545	7,956,764

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
2034	6,436,445	—	—	—	6,436,445
Total	7,229,791	359,113	171,425	246,462	8,006,791

The weighted average fair value of share options granted during 2024 determined using a Black-Scholes model was CHF 0.035 (2023: CHF 0.08). The significant inputs to the model were:

	2024	2023
Weighted average share price per share at the grant date	CHF 0.057	CHF 0.14
Weighted average strike price per share	CHF 0.050	CHF 0.13
Weighted average volatility (1)	64.62%	58.16%
Weighted average expected option life (years)	6.25	6.25
Dividend yield	—	—
Weighted average annual risk-free rate	0.84%	0.86%

(1)The expected volatility is based on historical share prices of the company

Deferred Strike Price Payment Plan (DSPPP)

The Group has implemented a staff retention plan which includes a DSPPP which encourages board members, executive managers and employees to exercise their share options or equity sharing certificates and become shareholders of the Company by allowing the deferral of the obligation to pay the strike price until the earlier of the sale of the shares or 10 years. Shares received through the exercise of unvested share options are subject to sales restrictions reflecting the remaining vesting period of exercised equity incentive units. In the event of a change of control, bankruptcy of the Company or forced sale of the shares at a price below the strike price, the deferred strike price payment obligation is waived. Under IFRS 2, the DSPPP is considered to be a non-recourse loan and consequently the options are deemed to be exercised on the date that the loan is repaid. Therefore, neither the shares nor the loan, are outstanding until either the options are exercised by paying the exercise price for the shares (repaying the loan) or the options expire entirely after 10 years without any remaining obligation from the option holders. The DSPPP is considered to be a modification of the equity incentive plan and consequently, the shares issued from the exercise of equity incentive units (“DSPPP Shares”) are recorded as treasury shares and associated share-based compensation is recognized over the remaining vesting period as if the equity incentive units had not been exercised. During the twelve-month period ending December 31, 2024 and 2025, no options have been exercised through our DSPPP.

Movements in the number of DSPPP shares are as follows:

	Average		Average		Average
	deferred strike		deferred strike		deferred strike
	price payment		price payment		price payment
	(CHF)	2025	(CHF)	2024	(CHF)	2023
At January 1	0.09	29,950,268	0.09	29,958,807	0.13	17,438,883
Forfeited	0.07	(45,578)	0.09	(8,539)	0.13	(7,311)
Granted - exercise of ESOP & ESC	—	—	—	—	0.043	12,527,235
At December 31	0.09	29,904,690	0.09	29,950,268	0.09	29,958,807

At December 31, 2025, of the 29,904,690 DSPPP shares (2024: 29,950,268 DSPPP shares), 23,632,556 (2024: 18,512,037) were not subjected to sales restrictions and 8,660,516 (2024: 25,234,215) were related to employees and Executive Managers transferred to, and still employed by, Neurosterix Group at the year end.

The DSPPP has the following expiry dates as at December 31, 2025 and 2024:

At December 31, 2025	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2033	—	17,412,752	17,412,752
2034	12,491,938	—	12,491,938
Total	12,491,938	17,412,752	29,904,690

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2032	—	17,427,207	17,427,207
2033	12,523,061	—	12,523,061
Total	12,523,061	17,427,207	29,950,268